Provision for credit losses (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Provision for credit losses
Provision for loan losses	SFr 60	SFr 36	SFr 70	SFr 96	SFr 136
Release of provision for loan and lease losses					(1)
Provision for lending-related and other exposures	13	12	12	25
Provision for credit losses	73	SFr 48	82	121	135
Bank
Provision for credit losses
Provision for loan losses				96	136
Release of provision for loan and lease losses					(1)
Provision for lending-related and other exposures				25
Provision for credit losses	SFr 73		SFr 82	SFr 121	SFr 135